UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22786

Investment Company Act File Number

Multisector Income Portfolio

(formerly, Bond Portfolio)

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Multisector Income Portfolio

July 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 26.2%

Security	Principal Amount* (000’s omitted)		Value
Auto Manufacturers — 1.7%
Ford Motor Credit Co., LLC, 4.05%, 12/10/18	AUD	14,370	$11,184,845

			$11,184,845

Banks — 0.7%
JPMorgan Chase & Co., 4.25%, 11/2/18	NZD	6,095	$4,499,450

			$4,499,450

Commercial Services — 0.2%
ServiceMaster Co., LLC (The), 7.25%, 3/1/38		1,670	$1,649,125

			$1,649,125

Computers — 4.1%
Seagate HDD Cayman, 4.875%, 6/1/27		19,421	$16,324,438
SunGard Availability Services Capital, Inc., 8.75%, 4/1/22(1)		19,175	10,738,000

			$27,062,438

Diversified Financial Services — 2.3%
Jefferies Group, LLC, 6.50%, 1/20/43		11,765	$12,235,506
Navient Corp., 5.625%, 8/1/33		3,914	3,062,705

			$15,298,211

Home Builders — 1.3%
MDC Holdings, Inc., 6.00%, 1/15/43		9,474	$8,573,970

			$8,573,970

Metal Fabricate & Hardware — 1.0%
Valmont Industries, Inc., 5.00%, 10/1/44		6,771	$6,726,081

			$6,726,081

Mining — 7.8%
Cliffs Natural Resources, Inc., 8.00%, 9/30/20(1)		12,802	$12,097,890
Freeport-McMoRan, Inc., 5.45%, 3/15/43		16,106	12,441,885
Southern Copper Corp., 5.25%, 11/8/42		12,847	11,971,541
Teck Resources, Ltd., 5.20%, 3/1/42		16,708	11,653,830
Teck Resources, Ltd., 5.40%, 2/1/43		4,723	3,306,100

			$51,471,246

Miscellaneous Manufacturing — 1.7%
Trinity Industries, Inc., 4.55%, 10/1/24		11,786	$11,388,600

			$11,388,600

Oil & Gas — 3.0%
Encana Corp., 3.90%, 11/15/21		3,553	$3,529,586
Nabors Industries, Inc., 4.625%, 9/15/21		4,390	3,900,787
Nabors Industries, Inc., 5.10%, 9/15/23		1,505	1,355,654
Rowan Cos., Inc., 5.40%, 12/1/42		16,240	10,993,148

			$19,779,175

Retail — 2.4%
JC Penney Corp., Inc., 6.375%, 10/15/36		5,760	$4,550,400
Macy’s Retail Holdings, Inc., 4.30%, 2/15/43		7,200	6,014,844
Nordstrom, Inc., 5.00%, 1/15/44		4,990	5,088,393

			$15,653,637

Total Corporate Bonds & Notes (identified cost $172,937,168)			$173,286,778

Foreign Corporate Bonds — 15.3%

Security	Principal Amount* (000’s omitted)		Value
Banks — 2.4%
Australia and New Zealand Banking Group, Ltd., 3.75%, 7/25/19(2)	AUD	9,450	$7,424,831
Landwirtschaftliche Rentenbank, 4.75%, 3/12/19	NZD	11,216	8,566,531

			$15,991,362

Mining — 0.8%
Newcrest Finance Pty., Ltd., 5.75%, 11/15/41(1)		5,200	$5,211,227

			$5,211,227

Miscellaneous Manufacturing — 1.1%
Bombardier, Inc., 7.45%, 5/1/34(1)		9,110	$7,584,075

			$7,584,075

Oil & Gas — 7.4%
Ecopetrol SA, 5.875%, 5/28/45		15,415	$13,700,081
Ensco PLC, 5.75%, 10/1/44		19,971	11,707,999
Odebrecht Offshore Drilling Finance, Ltd., 6.75%, 10/1/22(1)		16,233	2,759,676
Pacific Drilling SA, 5.375%, 6/1/20(1)		11,255	3,038,850
Pacific Exploration and Production Corp., 5.625%, 1/19/25(1)(3)		25,570	4,219,050
Petrobras Global Finance BV, 5.625%, 5/20/43		18,300	13,450,500

			$48,876,156

Retail — 0.6%
Signet UK Finance PLC, 4.70%, 6/15/24		4,380	$4,410,047

			$4,410,047

Telecommunications — 3.0%
America Movil SAB de CV, 6.45%, 12/5/22	MXN	233,020	$11,998,977
Oi Brasil Holdings Cooperatief UA, 5.75%, 2/10/22(1)(3)		35,100	7,722,000

			$19,720,977

Total Foreign Corporate Bonds (identified cost $172,404,931)			$101,793,844

Foreign Government Bonds — 20.9%

Security	Principal Amount* (000’s omitted)		Value
Australia — 2.2%
Queensland Treasury Corp., 5.50%, 6/21/21(2)	AUD	16,110	$14,305,975

			$14,305,975

Brazil — 2.1%
Nota do Tesouro Nacional, 10.00%, 1/1/21	BRL	48,370	$14,018,409

			$14,018,409

Canada — 6.8%
Canada Housing Trust, 1.25%, 6/15/21(1)	CAD	23,685	$18,362,065
Canada Housing Trust, 3.80%, 6/15/21(1)	CAD	15,325	13,284,797
Canadian Government Bond, 0.75%, 3/1/21	CAD	17,415	13,427,817

			$45,074,679

Colombia — 0.2%
Titulos De Tesoreria B, 5.00%, 11/21/18	COP	5,100,000	$1,596,984

			$1,596,984

Ecuador — 1.4%
Republic of Ecuador, 7.95%, 6/20/24(1)		10,600	$9,248,500

			$9,248,500

Security	Principal Amount* (000’s omitted)		Value
Mexico — 1.8%
Mexican Bonos, 7.75%, 11/13/42	MXN	190,787	$11,927,250

			$11,927,250

Norway — 1.0%
Kommunalbanken AS, 5.00%, 3/28/19	NZD	8,300	$6,362,398

			$6,362,398

Supranational — 5.4%
European Investment Bank, 7.20%, 7/9/19(1)	IDR	42,310,000	$3,221,355
Inter-American Development Bank, 7.20%, 11/14/17	IDR	140,030,000	10,592,665
International Bank for Reconstruction & Development, 3.50%, 1/22/21	NZD	10,340	7,745,968
International Finance Corp., 6.30%, 11/25/24	INR	420,000	6,169,275
International Finance Corp., 6.45%, 10/30/18	INR	500,500	7,513,194

			$35,242,457

Total Foreign Government Bonds (identified cost $142,927,208)			$137,776,652

Convertible Bonds — 6.6%

Security	Principal Amount (000’s omitted)		Value
Health Care – Products — 1.3%
Hologic, Inc., 0.00%, 12/15/43		$6,720	$8,290,800

			$8,290,800

Home Builders — 2.3%
CalAtlantic Group, Inc., 1.25%, 8/1/32		$13,940	$15,002,925

			$15,002,925

Machinery – Diversified — 1.5%
Chart Industries, Inc., 2.00%, 8/1/18		$10,455	$10,180,556

			$10,180,556

Oil & Gas — 0.7%
Ascent Resources - Utica, LLC, 3.50%, 3/1/21(1)(4)		$11,802	$180,814
Permian Resources, LLC, 8.00%, 5/1/22(1)(4)		10,580	1,269,600
Whiting Petroleum Corp., 1.25%, 4/1/20		4,220	3,288,962

			$4,739,376

Telecommunications — 0.8%
Ciena Corp., 3.75%, 10/15/18(1)		$4,445	$5,300,663

			$5,300,663

Total Convertible Bonds (identified cost $60,525,134)			$43,514,320

Commercial Mortgage-Backed Securities — 2.4%

Security	Principal Amount (000’s omitted)		Value
A10 Securitization, LLC
Series 2013-1, Class C, 4.70%, 11/15/25(1)		$815	$815,651
Series 2013-1, Class D, 6.41%, 11/15/25(1)		339	339,384
COMM Mortgage Trust
Series 2014-CR21, Class D, 4.065%, 12/10/47(1)(5)		5,900	4,854,557
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class D, 4.71%, 9/15/47(1)(5)		1,780	1,465,775

Security	Principal Amount (000’s omitted)	Value
Wells Fargo Commercial Mortgage Trust
Series 2015-C26, Class D, 3.586%, 2/15/48(1)	$3,386	$2,508,018
Series 2016-C35, Class D, 3.142%, 7/15/48(1)	8,400	5,998,129

Total Commercial Mortgage-Backed Securities (identified cost $15,540,362)		$15,981,514

Senior Floating-Rate Loans — 4.6%(6)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Building and Development — 1.5%
DTZ U.S. Borrower, LLC, Term Loan, Maturing 11/4/21(7)	$3,365	$3,351,119
Gates Global, Inc., Term Loan, Maturing 7/6/21(7)	6,828	6,705,096

		$10,056,215

Business Equipment and Services — 0.0%(8)
Education Management, LLC, Term Loan, 5.50%, Maturing 7/2/20	$233	$66,332
Education Management, LLC, Term Loan, 8.50%, (2.00% Cash, 6.50% PIK), Maturing 7/2/20	428	25,679

		$92,011

Drugs — 1.3%
Horizon Pharma, Inc., Term Loan, Maturing 5/7/21(7)	$3,343	$3,301,212
Mallinckrodt International Finance S.A., Term Loan, Maturing 3/19/21(7)	1,682	1,673,800
Valeant Pharmaceuticals International, Inc., Term Loan, Maturing 2/13/19(7)	3,399	3,352,264

		$8,327,276

Health Care — 0.5%
Community Health Systems, Inc., Term Loan, Maturing 12/31/19(7)	$3,397	$3,348,168

		$3,348,168

Insurance — 0.5%
Asurion, LLC, Term Loan, Maturing 8/4/22(7)	$3,343	$3,353,447

		$3,353,447

Leisure Goods/Activities/Movies — 0.3%
SeaWorld Parks & Entertainment, Inc., Term Loan, Maturing 5/14/20(7)	$1,705	$1,671,434

		$1,671,434

Retailers (Except Food and Drug) — 0.5%
Neiman Marcus Group, Inc. (The), Term Loan, Maturing 10/25/20(7)	$3,552	$3,351,980
rue21, Inc., Term Loan, 5.625%, Maturing 10/9/20	389	190,610

		$3,542,590

Total Senior Floating-Rate Loans (identified cost $31,131,490)		$30,391,141

Common Stocks — 8.0%

Security	Shares	Value
Banks — 0.3%
Regions Financial Corp.	207,423	$1,902,069

		$1,902,069

Business Equipment and Services — 0.0%(8)
Education Management Corp.(9)(10)(11)	2,788,966	$14,224

		$14,224

Computers — 0.6%
International Business Machines Corp.	22,920	$3,681,410

		$3,681,410

Security	Shares	Value
Home Builders — 0.8%
Lennar Corp., Class A	113,025	$5,289,570

		$5,289,570

Home Furnishings — 0.6%
Whirlpool Corp.	20,100	$3,866,436

		$3,866,436

Machinery – Construction & Mining — 0.4%
Caterpillar, Inc.	36,339	$3,007,416

		$3,007,416

Mining — 1.2%
Cliffs Natural Resources, Inc.(10)	771,632	$6,103,609
Freeport-McMoRan, Inc.	151,142	1,958,800

		$8,062,409

Miscellaneous Manufacturing — 0.5%
Ingersoll-Rand PLC	49,300	$3,266,618

		$3,266,618

Oil & Gas — 2.1%
California Resources Corp.	1,146	$11,758
Chevron Corp.	34,592	3,544,988
Kinder Morgan, Inc.	223,715	4,548,126
Royal Dutch Shell PLC, Class B, ADR	105,550	5,721,865

		$13,826,737

Real Estate Investment Trusts (REITs) — 0.7%
VEREIT, Inc.	419,646	$4,641,285

		$4,641,285

Semiconductors — 0.5%
Intel Corp.	103,965	$3,624,220

		$3,624,220

Telecommunications — 0.3%
Corning, Inc.	88,391	$1,964,048

		$1,964,048

Total Common Stocks (identified cost $59,467,727)		$53,146,442

Convertible Preferred Stocks — 2.8%

Security	Shares	Value
Business Equipment and Services — 0.0%(8)
Education Management Corp., Series A-1, 7.50%(9)(10)(11)	3,103	$8,533

		$8,533

Oil & Gas — 1.7%
Chesapeake Energy Corp., 5.75%	32,965	$10,960,863
SandRidge Energy, Inc., 7.00%	93,015	23,263
SandRidge Energy, Inc., 8.50%	80,591	33,042

		$11,017,168

Real Estate Investment Trusts (REITs) — 1.1%
iStar, Inc., Series J, 4.50%	157,195	$7,622,386

		$7,622,386

Total Convertible Preferred Stocks (identified cost $54,968,026)		$18,648,087

Short-Term Investments — 16.0%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.56%(12)	$106,104	$106,104,334

Total Short-Term Investments (identified cost $106,104,334)		$106,104,334

Total Investments — 102.8% (identified cost $816,006,380)		$680,643,112

Other Assets, Less Liabilities — (2.8)%		$(18,592,078)

Net Assets — 100.0%		$662,051,034

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2016, the aggregate value of these securities is $120,220,076 or 18.2% of the Portfolio’s net assets.

(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2016, the aggregate value of these securities is $21,730,806 or 3.3% of the Portfolio’s net assets.

(3)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.

(4)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2016.

(6)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(7)	This Senior Loan will settle after July 31, 2016, at which time the interest rate will be determined.

(8)	Amount is less than 0.05%.

(9)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(10)	Non-income producing security.

(11)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(12)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2016 was $124,864.

Abbreviations:

ADR	-	American Depositary Receipt

PIK	-	Payment In Kind

Currency Abbreviations:

AUD	-	Australian Dollar

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

COP	-	Colombian Peso

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

MXN	-	Mexican Peso

NZD	-	New Zealand Dollar

Country Concentration of Portfolio (based on country of risk)

Country	Percentage of Net Assets	Value
United States	64.1%	$424,046,590
Canada	10.7	71,148,270
Brazil	5.7	37,950,585
Supranational	5.3	35,242,457
Australia	4.1	26,942,033
Mexico	3.6	23,926,227
Colombia	2.9	19,516,115
Peru	1.8	11,971,541
Ecuador	1.4	9,248,500
Germany	1.3	8,566,531
Norway	1.0	6,362,398
Netherlands	0.9	5,721,865

Total Investments	102.8%	$680,643,112

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	76.8%	$508,440,326
Canadian Dollar	6.8	45,074,679
Australian Dollar	5.0	32,915,651
New Zealand Dollar	4.1	27,174,347
Mexican Peso	3.6	23,926,227
Brazilian Real	2.1	14,018,409
Indonesian Rupiah	2.1	13,814,020
Indian Rupee	2.1	13,682,469
Colombian Peso	0.2	1,596,984

Total Investments	102.8%	$680,643,112

The Portfolio did not have any open financial instruments at July 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$820,719,714

Gross unrealized appreciation	$22,719,887
Gross unrealized depreciation	(162,796,489)

Net unrealized depreciation	$(140,076,602)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Corporate Bonds & Notes	$—	$173,286,778	$—	$173,286,778
Foreign Corporate Bonds	—	101,793,844	—	101,793,844
Foreign Government Bonds	—	137,776,652	—	137,776,652
Convertible Bonds	—	43,514,320	—	43,514,320
Commercial Mortgage-Backed Securities	—	15,981,514	—	15,981,514
Senior Floating-Rate Loans	—	30,391,141	—	30,391,141
Common Stocks	53,132,218	—	14,224	53,146,442
Convertible Preferred Stocks	—	18,639,554	8,533	18,648,087
Short-Term Investments	—	106,104,334	—	106,104,334
Total Investments	$53,132,218	$627,488,137	$22,757	$680,643,112

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2016 is not presented.

At July 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective July 18, 2016, the name of the Portfolio was changed from Bond Portfolio.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Multisector Income Portfolio

By:	/s/ Kathleen C. Gaffney
Kathleen C. Gaffney
President

Date:	September 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kathleen C. Gaffney
Kathleen C. Gaffney
President

Date:	September 26, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 26, 2016